RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 15
Amounts due from related parties - long term portion	2	$ 545
Amounts due to related parties - short-term portion	5,133	10,210
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	2	545
Related Party | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	5,133	10,210
Related Party | Zhenjiang Daqo Transformer
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	15
Related Party | Chongqing Daqo Tailai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion	2
Related Party | Chongqing Daqo Tailai | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion		3,388
Related Party | Jiangsu Daqo
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		9
Related Party | Jiangsu Daqo | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion		435
Related Party | Nanjing Daqo Electric
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		391
Related Party | Zhenjiang Moeller
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		20
Related Party | Zhenjiang Daqo Intelligent
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		66
Related Party | Daqo New Material | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	4,233	4,069
Related Party | Electric Institute | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	110	1,193
Related Party | Zhenjiang Electric | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion		42
Related Party | Nanjing Daqo Transformer | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion		614
Related Party | Daqo Group | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	295
Related Party | Nanjing Daqo Automation | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	238	229
Related Party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties - long term portion		59
Related Party | Others | Continuing Operations
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties - short-term portion	$ 257	$ 240